Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2030 Fund	May 30, 2024
Fidelity Freedom 2030 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.37%
Past 5 years	8.50%
Past 10 years	6.69%
Fidelity Freedom 2030 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.72%
Past 5 years	6.48%
Past 10 years	4.92%
Fidelity Freedom 2030 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.32%
Past 5 years	6.33%
Past 10 years	4.92%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0203
Average Annual Return:
Past 1 year	15.26%
Past 5 years	8.35%
Past 10 years	6.82%